Average Annual Total Returns{- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Initial, Service, Service 2 PRO-13 - Disciplined Small Cap Portfolio	VIP Disciplined Small Cap Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Disciplined Small Cap Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Disciplined Small Cap Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Service 2 VIP Return Before Taxes Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	20.66%	10.46%	13.11%	20.53%	10.36%	13.00%	20.39%	10.19%	12.80%	14.82%	12.02%	13.23%